CREDIT FACILITIES (Tables)	6 Months Ended
Jun. 30, 2018
CREDIT FACILITIES.
Schedule of credit facilities

	30 June 2018	31 December 2017
	US$'000	US$'000
Revolving Facility - Natixis (due October 2022)	—	—
Term Loan - Morgan Stanley (due April 2023)	250,000	—
Revolving facility - Morgan Stanley (due May 2020)	—	67,000
Term loan - Morgan Stanley (due October 2020)	—	125,000
Total credit facilities	250,000	192,000
Deferred financing fees, net of accumulated amortisation	(16,060)	(2,690)
Total credit facilities, net of deferred financing fees	233,940	189,310